Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Income Statement [Abstract]
Diluted	$ (0.12)	$ (3.44)
Diluted	135,301,969	1,905,793